Consolidated Balance Sheets - USD ($)		Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS:
Cash		$ 20,347,501	$ 1,192,780
Accounts receivable, net		257,617	701,437
Accounts receivable - related parties		54,825
Contract assets		333,314	672,506
Prepayments and other current assets		1,022,309	2,961,880
Due from a related party		100,122
TOTAL CURRENT ASSETS		22,115,688	5,528,603
Property and equipment, net		344,028	374,618
Prepayments and other non-current assets		978,870	185,640
Deferred issuance costs			547,019
TOTAL ASSETS		23,438,586	6,635,880
CURRENT LIABILITIES:
Short-term bank loans			758,749
Long-term bank loans - current portion		933,436	309,693
Accounts payable		665,397	210,782
Deferred revenue		4,435,393	6,324,472
Accrued expenses and other liabilities		2,156,251	586,701
Refund liabilities		237,691	348,472
Loan from third parties		295,213	309,693
Taxes payable		3,845,303	3,727,058
TOTAL CURRENT LIABILITIES		12,568,684	12,575,620
Long-term bank loans - non-current portion		2,094,610	1,028,182
Due to a related party			672,560
Long-term loan from third party		42,173
TOTAL LIABILITIES		14,705,467	14,276,362
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT):
Ordinary shares value	[1]
Additional paid in capital		17,643,391	19,145
Statutory reserves		964,363	857,370
Accumulated deficit		(9,006,610)	(6,760,297)
Accumulated other comprehensive loss		(817,948)	(1,676,651)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)		8,792,374	(7,553,933)
Non-controlling interests		(59,255)	(86,549)
TOTAL EQUITY (DEFICIT)		8,733,119	(7,640,482)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		23,438,586	6,635,880
Class A Ordinary Shares
EQUITY (DEFICIT):
Ordinary shares value		7,163	4,485
Class B Ordinary Shares
EQUITY (DEFICIT):
Ordinary shares value		$ 2,015	$ 2,015

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.